SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	Dec. 31, 2024
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful life in years	20 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life in years	1 year
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life in years	20 years
Manufacturing equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life in years	7 years
Manufacturing equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life in years	10 years
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life in years	3 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life in years	7 years
Solar power systems
Property, Plant and Equipment [Line Items]
Useful life in years	30 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Useful life in years	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Useful life in years	5 years